Group assets and liabilities (Details) - USD ($) $ / shares in Units, $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Group assets and liabilities
Sovereign debt		$ 37,000	$ 33,053
Other government bonds		3,967	3,726
Corporate bonds		50,542	36,809
Asset-backed securities		542	216
Total debt securities	[1]	92,051	73,804
Loans		551	517
Equity securities and holdings in collective investment schemes note	[1]	89,558	81,002
Derivative assets		621	395
Deposits		6,246	5,466
Total financial investments		189,027	161,184
Investment properties		3	3
Cash and cash equivalents		7,706	5,772	$ 4,751	$ 5,514
Total investments		$ 196,736	166,959
Hong Kong
Group assets and liabilities
Share of estate within with-profits fund		$ 0.10
Indonesia
Group assets and liabilities
Sovereign debt		$ 1,837	1,668
Singapore
Group assets and liabilities
Sovereign debt		4,323	3,935
Thailand
Group assets and liabilities
Sovereign debt		3,728	2,586
United States
Group assets and liabilities
Sovereign debt		16,874	15,355
Vietnam
Group assets and liabilities
Sovereign debt		2,778	3,041
Other (predominantly Asia)
Group assets and liabilities
Sovereign debt		7,460	6,468
Unrated
Group assets and liabilities
Securities excluding sovereign debt		973	900
AAA
Group assets and liabilities
Other government bonds		1,757	1,848
Corporate bonds		2,056	1,838
Asset-backed securities		278	166
AA+ to AA-
Group assets and liabilities
Other government bonds		191	163
Corporate bonds		7,853	4,904
Asset-backed securities		13	5
A+ to A-
Group assets and liabilities
Other government bonds		1,274	993
Corporate bonds		23,242	15,572
Asset-backed securities		135	31
BBB+ to BBB-
Group assets and liabilities
Other government bonds		344	314
Corporate bonds		15,537	12,199
Asset-backed securities		24	3
Below BBB- and unrated
Group assets and liabilities
Other government bonds		401	408
Corporate bonds		1,854	2,296
Asset-backed securities		92	11
Mortgage loans
Group assets and liabilities
Loans		207	153
Other loans
Group assets and liabilities
Loans		344	364
Direct equities
Group assets and liabilities
Equity securities and holdings in collective investment schemes note		38,009	33,301
Collective investment schemes
Group assets and liabilities
Equity securities and holdings in collective investment schemes note		51,549	47,701
Operating segments
Group assets and liabilities
Direct equities unallocated to segment held By consolidated investment funds		25
Operating segments | Asia and Africa
Group assets and liabilities
Sovereign debt		37,000	33,053
Other government bonds		3,967	3,726
Corporate bonds		50,540	36,807
Asset-backed securities		542	216
Total debt securities		92,049	73,802
Loans		551	517
Equity securities and holdings in collective investment schemes note		89,533	81,002
Derivative assets		613	254
Deposits		5,138	4,457
Total financial investments		187,884	160,032
Investment properties		3	3
Cash and cash equivalents		3,855	3,327
Total investments		191,742	163,362
Operating segments | Indonesia | Asia and Africa
Group assets and liabilities
Sovereign debt		1,837	1,668
Operating segments | Singapore | Asia and Africa
Group assets and liabilities
Sovereign debt		4,323	3,935
Operating segments | Thailand | Asia and Africa
Group assets and liabilities
Sovereign debt		3,728	2,586
Operating segments | United States | Asia and Africa
Group assets and liabilities
Sovereign debt		16,874	15,355
Operating segments | Vietnam | Asia and Africa
Group assets and liabilities
Sovereign debt		2,778	3,041
Operating segments | Other (predominantly Asia) | Asia and Africa
Group assets and liabilities
Sovereign debt		7,460	6,468
Operating segments | AAA | Asia and Africa
Group assets and liabilities
Other government bonds		1,757	1,848
Corporate bonds		2,056	1,838
Asset-backed securities		278	166
Operating segments | AA+ to AA- | Asia and Africa
Group assets and liabilities
Other government bonds		191	163
Corporate bonds		7,853	4,904
Asset-backed securities		13	5
Operating segments | A+ to A- | Asia and Africa
Group assets and liabilities
Other government bonds		1,274	993
Corporate bonds		23,241	15,571
Asset-backed securities		135	31
Operating segments | BBB+ to BBB- | Asia and Africa
Group assets and liabilities
Other government bonds		344	314
Corporate bonds		15,536	12,198
Asset-backed securities		24	3
Operating segments | Below BBB- and unrated | Asia and Africa
Group assets and liabilities
Other government bonds		401	408
Corporate bonds		1,854	2,296
Asset-backed securities		92	11
Operating segments | Mortgage loans | Asia and Africa
Group assets and liabilities
Loans		207	153
Operating segments | Other loans | Asia and Africa
Group assets and liabilities
Loans		344	364
Operating segments | Direct equities | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes note		37,984	33,301
Operating segments | Collective investment schemes | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes note		51,549	47,701
Operating segments | Insurance operations | Funds with policyholder participation | Asia and Africa
Group assets and liabilities
Sovereign debt		26,775	24,649
Other government bonds		3,018	2,927
Corporate bonds		43,217	29,648
Asset-backed securities		362	165
Total debt securities		73,372	57,389
Loans		390	415
Equity securities and holdings in collective investment schemes note		62,070	57,139
Derivative assets		326	119
Deposits		2,464	2,121
Total financial investments		138,622	117,183
Cash and cash equivalents		1,707	1,396
Total investments		140,329	118,579
Operating segments | Insurance operations | Funds with policyholder participation | Indonesia | Asia and Africa
Group assets and liabilities
Sovereign debt		536	453
Operating segments | Insurance operations | Funds with policyholder participation | Singapore | Asia and Africa
Group assets and liabilities
Sovereign debt		2,339	2,265
Operating segments | Insurance operations | Funds with policyholder participation | Thailand | Asia and Africa
Group assets and liabilities
Sovereign debt		0	3
Operating segments | Insurance operations | Funds with policyholder participation | United States | Asia and Africa
Group assets and liabilities
Sovereign debt		16,538	14,851
Operating segments | Insurance operations | Funds with policyholder participation | Vietnam | Asia and Africa
Group assets and liabilities
Sovereign debt		2,625	2,885
Operating segments | Insurance operations | Funds with policyholder participation | Other (predominantly Asia) | Asia and Africa
Group assets and liabilities
Sovereign debt		4,737	4,192
Operating segments | Insurance operations | Funds with policyholder participation | AAA | Asia and Africa
Group assets and liabilities
Other government bonds		1,508	1,617
Corporate bonds		1,538	1,400
Asset-backed securities		190	129
Operating segments | Insurance operations | Funds with policyholder participation | AA+ to AA- | Asia and Africa
Group assets and liabilities
Other government bonds		133	124
Corporate bonds		6,263	3,567
Asset-backed securities		10	4
Operating segments | Insurance operations | Funds with policyholder participation | A+ to A- | Asia and Africa
Group assets and liabilities
Other government bonds		830	643
Corporate bonds		20,892	13,451
Asset-backed securities		119	28
Operating segments | Insurance operations | Funds with policyholder participation | BBB+ to BBB- | Asia and Africa
Group assets and liabilities
Other government bonds		230	189
Corporate bonds		13,149	9,753
Asset-backed securities		22	2
Operating segments | Insurance operations | Funds with policyholder participation | Below BBB- and unrated | Asia and Africa
Group assets and liabilities
Other government bonds		317	354
Corporate bonds		1,375	1,477
Asset-backed securities		21	2
Operating segments | Insurance operations | Funds with policyholder participation | Mortgage loans | Asia and Africa
Group assets and liabilities
Loans		46	51
Operating segments | Insurance operations | Funds with policyholder participation | Other loans | Asia and Africa
Group assets and liabilities
Loans		344	364
Operating segments | Insurance operations | Funds with policyholder participation | Direct equities | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes note		22,874	19,487
Operating segments | Insurance operations | Funds with policyholder participation | Collective investment schemes | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes note		39,196	37,652
Operating segments | Insurance operations | Unit-linked funds | Asia and Africa
Group assets and liabilities
Sovereign debt		1,986	2,087
Other government bonds		329	268
Corporate bonds		2,470	2,273
Asset-backed securities		4	4
Total debt securities		4,789	4,632
Equity securities and holdings in collective investment schemes note		25,787	21,803
Derivative assets		20	6
Deposits		201	254
Total financial investments		30,797	26,695
Cash and cash equivalents		554	564
Total investments		31,351	27,259
Operating segments | Insurance operations | Unit-linked funds | Indonesia | Asia and Africa
Group assets and liabilities
Sovereign debt		475	573
Operating segments | Insurance operations | Unit-linked funds | Singapore | Asia and Africa
Group assets and liabilities
Sovereign debt		774	738
Operating segments | Insurance operations | Unit-linked funds | Thailand | Asia and Africa
Group assets and liabilities
Sovereign debt		3	3
Operating segments | Insurance operations | Unit-linked funds | United States | Asia and Africa
Group assets and liabilities
Sovereign debt		55	71
Operating segments | Insurance operations | Unit-linked funds | Vietnam | Asia and Africa
Group assets and liabilities
Sovereign debt		16	17
Operating segments | Insurance operations | Unit-linked funds | Other (predominantly Asia) | Asia and Africa
Group assets and liabilities
Sovereign debt		663	685
Operating segments | Insurance operations | Unit-linked funds | AAA | Asia and Africa
Group assets and liabilities
Other government bonds		137	119
Corporate bonds		142	158
Asset-backed securities		3	3
Operating segments | Insurance operations | Unit-linked funds | AA+ to AA- | Asia and Africa
Group assets and liabilities
Other government bonds		31	16
Corporate bonds		643	486
Operating segments | Insurance operations | Unit-linked funds | A+ to A- | Asia and Africa
Group assets and liabilities
Other government bonds		77	82
Corporate bonds		631	491
Operating segments | Insurance operations | Unit-linked funds | BBB+ to BBB- | Asia and Africa
Group assets and liabilities
Other government bonds		40	45
Corporate bonds		822	661
Operating segments | Insurance operations | Unit-linked funds | Below BBB- and unrated | Asia and Africa
Group assets and liabilities
Other government bonds		44	6
Corporate bonds		232	477
Asset-backed securities		1	1
Operating segments | Insurance operations | Unit-linked funds | Direct equities | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes note		14,734	13,465
Operating segments | Insurance operations | Unit-linked funds | Collective investment schemes | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes note		11,053	8,338
Operating segments | Insurance operations | Other | Asia and Africa
Group assets and liabilities
Sovereign debt		8,239	6,315
Other government bonds		620	531
Corporate bonds		4,853	4,886
Asset-backed securities		176	47
Total debt securities		13,888	11,779
Loans		161	102
Equity securities and holdings in collective investment schemes note		1,571	1,952
Derivative assets		267	129
Deposits		2,394	1,989
Total financial investments		18,281	15,951
Investment properties		3	3
Cash and cash equivalents		1,403	1,225
Total investments		19,687	17,179
Operating segments | Insurance operations | Other | Indonesia | Asia and Africa
Group assets and liabilities
Sovereign debt		826	642
Operating segments | Insurance operations | Other | Singapore | Asia and Africa
Group assets and liabilities
Sovereign debt		1,210	932
Operating segments | Insurance operations | Other | Thailand | Asia and Africa
Group assets and liabilities
Sovereign debt		3,725	2,580
Operating segments | Insurance operations | Other | United States | Asia and Africa
Group assets and liabilities
Sovereign debt		281	433
Operating segments | Insurance operations | Other | Vietnam | Asia and Africa
Group assets and liabilities
Sovereign debt		137	139
Operating segments | Insurance operations | Other | Other (predominantly Asia) | Asia and Africa
Group assets and liabilities
Sovereign debt		2,060	1,589
Operating segments | Insurance operations | Other | AAA | Asia and Africa
Group assets and liabilities
Other government bonds		112	112
Corporate bonds		376	280
Asset-backed securities		85	34
Operating segments | Insurance operations | Other | AA+ to AA- | Asia and Africa
Group assets and liabilities
Other government bonds		27	23
Corporate bonds		947	851
Asset-backed securities		3	1
Operating segments | Insurance operations | Other | A+ to A- | Asia and Africa
Group assets and liabilities
Other government bonds		367	268
Corporate bonds		1,718	1,629
Asset-backed securities		16	3
Operating segments | Insurance operations | Other | BBB+ to BBB- | Asia and Africa
Group assets and liabilities
Other government bonds		74	80
Corporate bonds		1,565	1,784
Asset-backed securities		2	1
Operating segments | Insurance operations | Other | Below BBB- and unrated | Asia and Africa
Group assets and liabilities
Other government bonds		40	48
Corporate bonds		247	342
Asset-backed securities		70	8
Operating segments | Insurance operations | Other | Mortgage loans | Asia and Africa
Group assets and liabilities
Loans		161	102
Operating segments | Insurance operations | Other | Direct equities | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes note		285	254
Operating segments | Insurance operations | Other | Collective investment schemes | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes note		1,286	1,698
Operating segments | Eastspring | Asia and Africa
Group assets and liabilities
Sovereign debt			2
Other government bonds		0
Corporate bonds		0
Total debt securities		0	2
Equity securities and holdings in collective investment schemes note		105	108
Derivative assets		0	0
Deposits		79	93
Total financial investments		184	203
Cash and cash equivalents		191	142
Total investments		375	345
Operating segments | Eastspring | Other (predominantly Asia) | Asia and Africa
Group assets and liabilities
Sovereign debt			2
Operating segments | Eastspring | Direct equities | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes note		91	95
Operating segments | Eastspring | Collective investment schemes | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes note		14	13
Unallocated to a segment (central operations)
Group assets and liabilities
Corporate bonds		2	2
Total debt securities		2	2
Derivative assets		8	141
Deposits		1,108	1,009
Total financial investments		1,143	1,152
Cash and cash equivalents		3,851	2,445
Total investments		4,994	3,597
Unallocated to a segment (central operations) | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes note		25
Unallocated to a segment (central operations) | A+ to A-
Group assets and liabilities
Corporate bonds		1	1
Unallocated to a segment (central operations) | BBB+ to BBB-
Group assets and liabilities
Corporate bonds		1	$ 1
Unallocated to a segment (central operations) | Direct equities | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes note		$ 25

[1]	Note
Included within equity securities and holdings in collective investment schemes and debt securities as at 31 December 2025 are $1,798 million of lent securities and assets subject to repurchase agreements (31 December 2024: $1,565 million).